Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005496 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005496 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005496 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005496 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005496 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005496 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005496 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005496 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005496 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005496 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005496 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000005496 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000005496 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005496 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005496 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005496 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005497 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005497 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005497 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005497 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005497 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005497 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005497 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005497 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005497 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005497 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005497 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000005497 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000005497 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005497 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005497 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005497 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005498 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005498 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005498 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005498 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005498 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005498 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005498 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005498 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005498 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005498 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005498 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000005498 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000005498 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005498 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005498 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005498 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244823 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244823 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244823 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244823 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244823 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244823 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244823 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244823 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244823 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244823 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244823 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000244823 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000244823 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244823 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244823 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244823 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.50%